Dividends - Summary of Dividends Payable (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Dividends Payable [Abstract]
Balance, beginning of year	$ 2,283	$ 2,435
Declared	10,197	9,414
Payments	(9,366)	(9,445)
Foreign exchange	54	(121)
Balance, end of year	$ 3,168	$ 2,283